                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Schwab 1000 Index Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                  Schwab Investments -- Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006-- January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 99.5%  COMMON STOCK                                    3,042,050     6,952,847
  0.1%  FOREIGN COMMON STOCK                                3,599         5,627
  0.4%  SHORT-TERM INVESTMENTS                             27,465        27,465
   --%  WARRANTS                                               --           207
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               3,073,114     6,986,146
  3.0%  COLLATERAL INVESTED FOR SECURITIES ON LOAN        213,250       213,250
(3.0)%  OTHER ASSETS AND LIABILITIES, NET                              (210,663)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,988,733

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COMMON STOCK 99.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
BorgWarner, Inc.                                            20,849         1,429
Ford Motor Co. (a)                                         872,613         7,094
General Motors Corp. (a)                                   242,705         7,970
Gentex Corp. (a)                                            43,972           769
Harley-Davidson, Inc. (a)                                  121,792         8,315
Johnson Controls, Inc.                                      81,458         7,532
The Goodyear Tire & Rubber Co. *                            76,800         1,896
Thor Industries, Inc.                                       24,664         1,042
TRW Automotive Holdings Corp. *                             43,843         1,147
                                                                     -----------
                                                                          37,194
BANKS 5.2%
--------------------------------------------------------------------------------
Associated Banc-Corp.                                       57,148         1,950
Astoria Financial Corp.                                     40,304         1,193
Bank of Hawaii Corp.                                        26,332         1,378
BB&T Corp.                                                 237,600        10,041
BOK Financial Corp.                                         29,306         1,558
Capitol Federal Financial (a)                               32,791         1,280
City National Corp.                                         20,632         1,484
Comerica, Inc.                                              78,828         4,674
Commerce Bancorp, Inc. (a)                                  48,153         1,627
Commerce Bancshares, Inc.                                   37,951         1,864
Compass Bancshares, Inc.                                    56,687         3,452
Countrywide Financial Corp.                                247,672        10,769
Cullen/Frost Bankers, Inc.                                  24,800         1,327
Fannie Mae                                                 431,734        24,406
Fifth Third Bancorp                                        234,484         9,356
First Horizon National Corp. (a)                            52,600         2,293
Freddie Mac                                                308,005        19,999
Fulton Financial Corp.                                      22,544           361
Hudson City Bancorp, Inc.                                  250,240         3,446
Huntington Bancshares, Inc.                                105,277         2,451
IndyMac Bancorp, Inc. (a)                                   21,795           848
KeyCorp                                                    184,614         7,047
M&T Bank Corp.                                              51,843         6,289
Marshall & Ilsley Corp.                                     82,531         3,884
Mercantile Bankshares Corp.                                 53,100         2,501
MGIC Investment Corp.                                       37,705         2,327
National City Corp.                                        284,576        10,771
New York Community Bancorp, Inc. (a)                       107,882         1,822
People's Bank (a)                                           65,235         2,935
PNC Financial Services Group, Inc.                         133,996         9,885
Popular, Inc.                                              118,486         2,163
Radian Group, Inc.                                          35,654         2,147
Regions Financial Corp.                                    336,806        12,213
Sky Financial Group, Inc.                                   39,082         1,108
Sovereign Bancorp, Inc.                                    173,520         4,277
SunTrust Banks, Inc.                                       161,993        13,462
Synovus Financial Corp.                                    142,741         4,558
TCF Financial Corp.                                         62,684         1,591
TD Banknorth, Inc.                                         104,326         3,364
The Colonial BancGroup, Inc.                                68,176         1,673
The PMI Group, Inc.                                         43,264         2,069
U.S. Bancorp                                               777,555        27,681
UnionBanCal Corp.                                           62,165         4,017
Valley National Bancorp (a)                                 43,136         1,105
Wachovia Corp.                                             854,189        48,262
Washington Mutual, Inc. (a)                                418,093        18,643
Webster Financial Corp.                                     19,239           958
Wells Fargo & Co.                                        1,491,396        53,571
Whitney Holding Corp.                                       29,023           918
Wilmington Trust Corp.                                      30,237         1,268
Zions Bancorp                                               46,898         3,978
                                                                     -----------
                                                                         362,244
CAPITAL GOODS 8.0%
--------------------------------------------------------------------------------
3M Co.                                                     332,134        24,678
Alliant Techsystems, Inc. *                                 13,438         1,088
American Power Conversion Corp.                             52,066         1,600
American Standard Cos., Inc.                                88,795         4,386
Ametek, Inc.                                                19,747           684
Carlisle Cos., Inc.                                         10,118           824
Caterpillar, Inc.                                          290,076        18,585
Cooper Industries Ltd., Class A                             71,500         6,534
Crane Co.                                                   40,584         1,576
Cummins, Inc.                                               21,783         2,931
Danaher Corp.                                              143,720        10,644
Deere & Co.                                                102,273        10,256
Donaldson Co., Inc.                                         35,800         1,261
Dover Corp.                                                 99,237         4,922
Eaton Corp.                                                 65,959         5,168
Emerson Electric Co.                                       377,788        16,989
Fastenal Co.                                                50,900         1,897
Flowserve Corp. *                                           25,341         1,345

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Fluor Corp.                                                 36,979         3,054
Foster Wheeler Ltd. *                                       35,128         1,878
General Dynamics Corp.                                     181,524        14,186
General Electric Co. (b)                                 4,599,222       165,802
Goodrich Corp.                                              38,098         1,868
Graco, Inc.                                                 25,194         1,027
Harsco Corp.                                                20,300         1,743
Honeywell International, Inc.                              373,299        17,056
Hubbell, Inc., Class B                                      26,832         1,293
IDEX Corp.                                                  22,771         1,182
Illinois Tool Works, Inc.                                  251,004        12,799
Ingersoll-Rand Co., Ltd., Class A                          135,628         5,816
ITT Corp.                                                   90,394         5,392
Jacobs Engineering Group, Inc. *                            25,978         2,352
Joy Global, Inc.                                            54,008         2,510
Kennametal, Inc.                                            17,599         1,088
L-3 Communications Holdings, Inc.                           50,924         4,193
Lockheed Martin Corp.                                      195,654        19,016
Masco Corp.                                                175,736         5,622
McDermott International, Inc. *                             44,056         2,275
MSC Industrial Direct Co., Class A                          27,758         1,199
Mueller Water Products, Inc., Class B                       25,637           348
Northrop Grumman Corp.                                     159,232        11,296
Oshkosh Truck Corp.                                         33,828         1,786
PACCAR, Inc.                                               107,460         7,186
Pall Corp.                                                  54,033         1,878
Parker Hannifin Corp.                                       52,969         4,384
Pentair, Inc.                                               40,200         1,253
Precision Castparts Corp.                                   61,301         5,449
Raytheon Co.                                               209,590        10,878
Rockwell Automation, Inc.                                   75,349         4,612
Rockwell Collins, Inc.                                      76,953         5,249
Roper Industries, Inc.                                      39,091         2,030
SPX Corp.                                                   38,114         2,675
Teleflex, Inc.                                              25,246         1,686
Terex Corp. *                                               45,582         2,593
Textron, Inc.                                               61,069         5,690
The Boeing Co.                                             366,089        32,787
The Manitowoc Co., Inc.                                     35,623         1,847
The Shaw Group, Inc. *                                      30,669         1,035
The Timken Co.                                              32,794           938
Thomas & Betts Corp. *                                      35,929         1,721
Trinity Industries, Inc.                                    33,691         1,289
Tyco International Ltd.                                    902,594        28,775
United Rentals, Inc. *                                      24,282           625
United Technologies Corp.                                  455,163        30,960
USG Corp. (a)*                                              20,406         1,094
W.W. Grainger, Inc.                                         38,076         2,957
Walter Industries, Inc.                                     15,515           437
WESCO International, Inc. *                                 21,593         1,311
                                                                     -----------
                                                                         561,488
COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Adesa, Inc.                                                 42,291         1,227
Allied Waste Industries, Inc. *                            101,043         1,292
Avery Dennison Corp. *                                      57,460         3,928
ChoicePoint, Inc. *                                         23,182           892
Cintas Corp.                                                68,510         2,819
Copart, Inc. *                                              10,214           301
Covanta Holding Corp. *                                     64,748         1,532
Equifax, Inc.                                               68,000         2,824
Herman Miller, Inc.                                         28,955         1,089
HNI Corp. (a)                                               21,273         1,033
Manpower, Inc.                                              40,291         2,938
Monster Worldwide, Inc. *                                   56,300         2,782
Pitney Bowes, Inc.                                          98,241         4,703
R.R. Donnelley & Sons Co. *                                 99,419         3,689
Republic Services, Inc.                                     63,315         2,738
Robert Half International, Inc.                             69,691         2,837
Steelcase, Inc., Class A                                    74,242         1,454
Stericycle, Inc. *                                          16,849         1,297
The Brink's Co.                                             18,815         1,169
The Corporate Executive Board Co.                           17,344         1,574
The Dun & Bradstreet Corp.                                  35,225         2,994
Waste Management, Inc.                                     265,277        10,075
                                                                     -----------
                                                                          55,187
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                       3,198           139
Brunswick Corp.                                             33,961         1,158
Centex Corp.                                                52,500         2,819
Coach, Inc. *                                              170,310         7,810
D.R. Horton, Inc.                                          111,397         3,237
Eastman Kodak Co. (a)                                      124,621         3,223
Fortune Brands, Inc.                                        59,628         4,992
Garmin Ltd. (a)                                             99,486         4,996
Harman International Industries, Inc.                       32,997         3,121
Hasbro, Inc.                                                97,925         2,781
Hovnanian Enterprises, Inc., Class A (a)*                    4,611           154
Jones Apparel Group, Inc.                                   56,320         1,924
KB Home                                                     28,176         1,528
Leggett & Platt, Inc.                                       79,244         1,921
Lennar Corp., Class A                                       66,375         3,609
Liz Claiborne, Inc.                                         42,800         1,900
M.D.C. Holdings, Inc. (a)                                   14,679           855
Mattel, Inc.                                               186,297         4,538
Mohawk Industries, Inc. (a)*                                26,739         2,204
Newell Rubbermaid, Inc.                                    136,926         4,045
NIKE, Inc., Class B                                        118,534        11,712
NVR, Inc. *                                                  2,498         1,730
Polo Ralph Lauren Corp.                                     52,595         4,315
Pool Corp. (a)                                               5,927           217
Pulte Homes, Inc. (a)                                       94,712         3,252
Snap-on, Inc.                                               34,850         1,680
Standard Pacific Corp.                                       4,050           111
The Black & Decker Corp.                                    36,580         3,193
The Ryland Group, Inc.                                      18,050         1,014
The Stanley Works                                           35,994         2,061
The Timberland Co., Class A *                               27,760           838
Toll Brothers, Inc. *                                       63,200         2,138
VF Corp.                                                    44,982         3,413
Whirlpool Corp. (a)                                         32,643         2,985
                                                                     -----------
                                                                          95,613

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
CONSUMER SERVICES 2.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               74,721         3,243
Boyd Gaming Corp.                                           35,200         1,674
Brinker International, Inc.                                 51,900         1,637
Career Education Corp. *                                    45,200         1,296
Carnival Corp.                                             277,210        14,293
Choice Hotels International, Inc.                           24,514         1,037
Darden Restaurants, Inc.                                    64,615         2,529
H&R Block, Inc.                                            118,798         2,922
Harrah's Entertainment, Inc.                                73,756         6,231
Hilton Hotels Corp.                                        157,465         5,573
International Game Technology                              159,726         6,942
International Speedway Corp., Class A                       18,769           980
ITT Educational Services, Inc. *                            21,101         1,637
Las Vegas Sands Corp. *                                    156,663        16,304
Laureate Education, Inc. *                                  14,678           886
Marriott International, Inc., Class A                      174,956         8,422
McDonald's Corp.                                           553,736        24,558
MGM MIRAGE *                                               109,687         7,675
OSI Restaurant Partners, Inc.                               13,397           529
Panera Bread Co., Class A (a)*                               8,339           492
Penn National Gaming, Inc. *                                34,060         1,492
Royal Caribbean Cruises, Ltd.                               93,491         4,200
Scientific Games Corp., Class A *                           19,143           594
Service Corp. International                                162,900         1,735
Starbucks Corp. *                                          331,127        11,570
Starwood Hotels & Resorts Worldwide, Inc.                   93,842         5,873
Station Casinos, Inc.                                       16,774         1,396
The Cheesecake Factory, Inc. *                              28,674           792
The ServiceMaster Co.                                      115,153         1,503
Tim Hortons, Inc.                                           65,374         2,027
Weight Watchers International, Inc.                         41,329         2,233
Wendy's International, Inc.                                 42,173         1,432
Wyndham Worldwide Corp. *                                   94,517         2,949
Wynn Resorts, Ltd. *                                        36,342         4,061
YUM! Brands, Inc.                                          117,288         7,038
                                                                     -----------
                                                                         157,755
DIVERSIFIED FINANCIALS 9.6%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                          35,385         2,343
Affiliated Managers Group, Inc. (a)*                        13,459         1,499
AllianceBernstein Holding LP                                39,989         3,603
American Express Co.                                       545,577        31,763
AmeriCredit Corp. (a)*                                      71,000         1,927
Ameriprise Financial, Inc.                                 114,957         6,778
Bank of America Corp. (b)                                2,000,568       105,190
BlackRock, Inc., Class A (a)                                39,465         6,621
Capital One Financial Corp.                                176,653        14,203
CBOT Holdings, Inc., Class A *                              24,362         4,112
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                  16,141         9,092
CIT Group, Inc.                                             88,368         5,210
Citigroup, Inc.                                          2,216,762       122,210
E*TRADE Financial Corp. *                                  182,900         4,459
Eaton Vance Corp.                                           34,884         1,196
Federated Investors, Inc., Class B                          48,250         1,704
Franklin Resources, Inc.                                   118,286        14,089
Goldman Sachs Group, Inc.                                  190,932        40,508
IntercontinentalExchange, Inc. *                            25,589         3,341
Investors Financial Services Corp. (a)                      16,590           776
Janus Capital Group, Inc.                                  110,800         2,269
Jefferies Group, Inc.                                       52,252         1,539
JPMorgan Chase & Co.                                     1,577,338        80,334
Legg Mason, Inc.                                            53,714         5,632
Lehman Brothers Holdings, Inc.                             240,288        19,761
Leucadia National Corp. (a)                                 96,964         2,653
Mellon Financial Corp.                                     182,925         7,818
Merrill Lynch & Co., Inc.                                  396,362        37,084
Moody's Corp. *                                            141,126        10,099
Morgan Stanley                                             480,548        39,785
Nasdaq Stock Market, Inc. *                                 39,737         1,354
Nelnet, Inc., Class A *                                     20,511           568
Northern Trust Corp.                                       105,476         6,408
Nuveen Investments, Inc., Class A (a)                       29,300         1,450
Raymond James Financial, Inc.                               51,849         1,655
SEI Investments Co.                                         43,974         2,741
SLM Corp.                                                  182,624         8,393
State Street Corp. *                                       154,686        10,990
Student Loan Corp.                                           8,927         1,790
T. Rowe Price Group, Inc.                                  116,350         5,584
TD Ameritrade Holding Corp. *                              268,731         4,754
The Bank of New York Co., Inc.                             332,610        13,308
The Bear Stearns Cos., Inc.                                 51,936         8,562
The Charles Schwab Corp. (c)                               558,615        10,569
The First Marblehead Corp. (a)*                             41,714         2,269
                                                                     -----------
                                                                         667,993
ENERGY 8.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   211,348         9,246
Apache Corp.                                               145,150        10,592
Arch Coal, Inc.                                             42,200         1,254
Baker Hughes, Inc.                                         141,907         9,796
BJ Services Co.                                            132,346         3,661
Cabot Oil & Gas Corp.                                        5,087           330
Cameron International Corp. *                               54,400         2,856
Cheniere Energy, Inc. (a)*                                   5,187           144
Chesapeake Energy Corp.                                    140,997         4,175
Chevron Corp.                                              978,977        71,348
Cimarex Energy Co.                                          19,215           720
CNX Gas Corp. (a)*                                          49,394         1,264
ConocoPhillips                                             736,516        48,912
CONSOL Energy, Inc.                                         78,198         2,692
Denbury Resources, Inc. *                                   42,942         1,189
Devon Energy Corp.                                         194,882        13,659
Diamond Offshore Drilling, Inc. (a)                         56,729         4,790
Dresser-Rand Group, Inc. *                                  35,119           912
El Paso Corp.                                              276,981         4,299
ENSCO International, Inc.                                   67,928         3,455
Enterprise GP Holdings L.P. (a)                             23,859           876

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Enterprise Products Partners L.P. (a)                      179,858         5,318
EOG Resources, Inc.                                        107,652         7,442
Exxon Mobil Corp.                                        2,581,722       191,306
FMC Technologies, Inc. *                                    26,892         1,665
Forest Oil Corp. *                                          10,215           326
Frontier Oil Corp.                                          35,758         1,016
Grant Prideco, Inc. *                                       59,316         2,324
Halliburton Co.                                            444,788        13,139
Helix Energy Solutions Group, Inc. *                        12,626           406
Helmerich & Payne, Inc.                                     46,192         1,239
Hess Corp.                                                 114,423         6,178
Hugoton Royalty Trust (a)                                    9,368           236
Kinder Morgan Management, LLC (a)*                          29,226         1,447
Kinder Morgan, Inc. (a)                                     58,563         6,208
Marathon Oil Corp.                                         160,973        14,542
Mariner Energy, Inc. *                                          66             1
Massey Energy Co.                                           26,201           621
Murphy Oil Corp.                                            82,544         4,103
Nabors Industries Ltd. *                                   132,288         4,006
National-Oilwell Varco, Inc. *                              74,973         4,546
Newfield Exploration Co. *                                  53,066         2,272
Noble Corp.                                                 56,850         4,261
Noble Energy, Inc.                                          76,961         4,110
Occidental Petroleum Corp.                                 375,316        17,400
Patterson-UTI Energy, Inc.                                  70,321         1,698
Peabody Energy Corp.                                       116,021         4,737
Pioneer Natural Resources Co.                               53,111         2,178
Plains All American Pipeline, L.P.                          34,032         1,833
Plains Exploration & Production Co. *                       22,858         1,103
Pogo Producing Co.                                          22,700         1,125
Pride International, Inc. *                                 72,494         2,089
Quicksilver Resources, Inc. (a)*                            17,945           712
Range Resources Corp.                                       27,028           829
Rowan Cos., Inc.                                            44,283         1,456
Schlumberger Ltd.                                          529,506        33,618
Smith International, Inc. (a)                               86,959         3,451
Southwestern Energy Co. *                                   61,844         2,379
Spectra Energy Corp.                                       271,971         7,104
St. Mary Land & Exploration Co. (a)                         20,513           738
Sunoco, Inc.                                                54,500         3,441
Teekay Shipping Corp. (a)                                   38,268         1,921
TEPPCO Partners L.P. (a)                                    32,277         1,339
Tesoro Corp.                                                25,056         2,064
Tidewater, Inc. (a)                                         28,568         1,473
Todco *                                                     27,839           964
Transocean, Inc. *                                         129,413        10,013
Ultra Petroleum Corp. *                                     56,612         2,955
Unit Corp. *                                                 5,200           252
Valero Energy Corp.                                        267,470        14,518
Valero L.P.                                                 21,595         1,273
W&T Offshore, Inc. (a)                                      26,134           803
Weatherford International Ltd. *                           141,248         5,704
Williams Cos., Inc.                                        223,521         6,033
XTO Energy, Inc.                                           152,058         7,674
                                                                     -----------
                                                                         615,759
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                                 16,100           492
Costco Wholesale Corp.                                     202,699        11,388
CVS Corp.                                                  342,244        11,516
Safeway, Inc.                                              197,397         7,112
Supervalu, Inc.                                             50,756         1,928
Sysco Corp.                                                256,190         8,851
The Kroger Co.                                             336,213         8,607
Wal-Mart Stores, Inc.                                    1,849,777        88,216
Walgreen Co.                                               447,669        20,279
Whole Foods Market, Inc. *                                  56,216         2,428
                                                                     -----------
                                                                         160,817
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         918,915        80,304
Anheuser-Busch Cos., Inc. (b)                              339,166        17,287
Archer-Daniels-Midland Co.                                 290,185         9,286
Brown-Forman Corp., Class B                                 54,332         3,564
Bunge Ltd.                                                  46,192         3,555
Campbell Soup Co.                                          184,958         7,117
Coca-Cola Enterprises, Inc.                                209,772         4,305
ConAgra Foods, Inc.                                        239,397         6,155
Constellation Brands, Inc., Class A *                       90,132         2,230
Dean Foods Co. *                                            61,833         2,736
Del Monte Foods Co.                                         91,938         1,054
General Mills, Inc.                                        167,050         9,562
H.J. Heinz Co.                                             160,798         7,577
Hormel Foods Corp.                                          63,747         2,416
Kellogg Co.                                                175,481         8,646
Kraft Foods, Inc., Class A (a)                             744,653        26,003
Loews Corp. - Carolina Group                                47,771         3,274
McCormick & Co., Inc.                                       70,654         2,758
Molson Coors Brewing Co., Class B                           38,136         3,081
PepsiAmericas, Inc.                                         54,736         1,207
PepsiCo, Inc.                                              734,687        47,931
Reynolds American, Inc.                                    138,084         8,906
Sara Lee Corp.                                             359,772         6,170
Smithfield Foods, Inc. *                                    34,235           899
The Coca-Cola Co.                                        1,046,504        50,107
The Hershey Co. (a)                                        102,624         5,238
The J.M. Smucker Co.                                        27,401         1,301
The Pepsi Bottling Group, Inc.                             104,232         3,297
Tyson Foods, Inc., Class A                                 146,259         2,596
UST, Inc. (a)                                               76,225         4,378
Wm. Wrigley Jr. Co.                                         99,472         5,125
                                                                     -----------
                                                                         338,065
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                          10,934           402
Aetna, Inc.                                                261,277        11,015
AmerisourceBergen Corp.                                    100,310         5,254
Bausch & Lomb, Inc.                                         24,539         1,366
Baxter International, Inc.                                 291,095        14,456
Beckman Coulter, Inc. (a)                                   27,428         1,770
Becton Dickinson & Co.                                     119,665         9,207
Biomet, Inc.                                               107,904         4,571

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Boston Scientific Corp. *                                  589,707        10,880
C.R. Bard, Inc.                                             47,000         3,878
Cardinal Health, Inc.                                      179,410        12,813
Caremark Rx, Inc.                                          188,633        11,556
Cerner Corp. (a)*                                           45,226         2,032
CIGNA Corp.                                                 60,118         7,960
Community Health Systems, Inc. *                            40,206         1,437
Coventry Health Care, Inc. *                                70,362         3,627
Cytyc Corp. *                                               44,020         1,273
Dade Behring Holdings, Inc.                                 43,458         1,829
DaVita, Inc. *                                              43,625         2,382
Dentsply International, Inc.                                79,300         2,446
Edwards Lifesciences Corp. *                                29,896         1,529
Emdeon Corp. *                                              65,979           941
Express Scripts, Inc. *                                     66,956         4,655
Gen-Probe, Inc. *                                           22,670         1,172
Health Management Associates, Inc., Class A                 71,122         1,383
Health Net, Inc. *                                          51,000         2,484
Henry Schein, Inc. *                                        39,919         2,027
Hillenbrand Industries, Inc.                                27,448         1,565
Hologic, Inc. *                                             10,011           556
Hospira, Inc. *                                             69,140         2,543
Humana, Inc. *                                              77,691         4,312
IDEXX Laboratories, Inc. *                                  14,149         1,214
IMS Health, Inc.                                           106,589         3,076
Intuitive Surgical, Inc. (a)*                               12,415         1,222
Kinetic Concepts, Inc. *                                    30,492         1,500
Laboratory Corp. of America Holdings *                      61,322         4,503
Lincare Holdings, Inc. *                                    44,650         1,757
Manor Care, Inc.                                            16,982           904
McKesson Corp.                                             144,147         8,036
Medco Health Solutions, Inc. *                             130,043         7,700
Medtronic, Inc.                                            520,518        27,822
Omnicare, Inc.                                              43,433         1,746
Patterson Cos., Inc. *                                      53,200         2,001
Pediatrix Medical Group, Inc. *                             21,754         1,143
Quest Diagnostics, Inc.                                     86,347         4,531
ResMed, Inc. (a)*                                           26,708         1,404
Respironics, Inc. *                                         11,167           476
Sierra Health Services, Inc. *                              41,004         1,648
St. Jude Medical, Inc. *                                   147,605         6,312
Stryker Corp.                                              169,354        10,490
Tenet Healthcare Corp. (a)*                                207,156         1,463
The Cooper Cos., Inc.                                        7,447           355
Triad Hospitals, Inc. *                                     33,057         1,405
UnitedHealth Group, Inc.                                   591,212        30,897
Universal Health Services, Inc., Class B                    22,337         1,294
Varian Medical Systems, Inc. *                              58,271         2,688
VCA Antech, Inc. *                                          37,554         1,263
WellPoint, Inc. *                                          277,623        21,760
Zimmer Holdings, Inc. *                                    106,612         8,979
                                                                     -----------
                                                                         290,910
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Alberto-Culver Co. *                                        31,550           721
Avon Products, Inc.                                        183,336         6,305
Church & Dwight Co., Inc.                                   28,997         1,314
Colgate-Palmolive Co.                                      232,527        15,882
Energizer Holdings, Inc. *                                  26,100         2,224
Herbalife Ltd. *                                            31,709         1,040
Kimberly-Clark Corp.                                       209,634        14,549
Procter & Gamble Co. (b)                                 1,412,219        91,611
The Clorox Co.                                              69,525         4,548
The Estee Lauder Cos., Inc., Class A                        94,954         4,510
                                                                     -----------
                                                                         142,704
INSURANCE 6.0%
--------------------------------------------------------------------------------
ACE Ltd.                                                   146,101         8,442
AFLAC, Inc.                                                233,313        11,108
Alleghany Corp. *                                            3,794         1,360
Ambac Financial Group, Inc.                                 51,728         4,557
American Financial Group, Inc.                              51,405         1,816
American International Group, Inc.                       1,151,036        78,788
American National Insurance Co.                             11,837         1,449
AON Corp.                                                  137,063         4,915
Arthur J. Gallagher & Co. (a)                               35,720         1,024
Assurant, Inc.                                              69,992         3,890
Axis Capital Holdings Ltd.                                  66,062         2,177
Berkshire Hathaway, Inc., Class A *                            693        76,265
Brown & Brown, Inc.                                         63,576         1,801
Cincinnati Financial Corp.                                  76,917         3,441
CNA Financial Corp. *                                      120,900         4,915
Conseco, Inc. *                                             67,673         1,343
Endurance Specialty Holdings Ltd.                           30,453         1,035
Erie Indemnity Co., Class A (a)                             19,985         1,105
Everest Re Group Ltd.                                       28,420         2,660
Fidelity National Financial, Inc., Class A                  84,768         2,012
First American Corp.                                        44,360         1,880
Genworth Financial, Inc., Class A                          215,039         7,505
Hanover Insurance Group, Inc.                               26,400         1,269
HCC Insurance Holdings, Inc.                                48,957         1,529
Lincoln National Corp.                                     133,159         8,940
Loews Corp.                                                261,558        11,367
Markel Corp. *                                               4,931         2,392
Marsh & McLennan Cos., Inc.                                225,520         6,653
MBIA, Inc.                                                  59,334         4,262
Mercury General Corp.                                       24,135         1,259
MetLife, Inc.                                              348,144        21,627
Nationwide Financial Services, Inc., Class A                79,873         4,365
Old Republic International Corp.                           105,309         2,348
PartnerRe Ltd.                                              25,169         1,712
Philadelphia Consolidated Holding Corp. *                   30,745         1,385
Principal Financial Group, Inc.                            136,909         8,435
Protective Life Corp.                                       34,757         1,701
Prudential Financial, Inc. *                               230,197        20,517
Reinsurance Group of America, Inc.                          31,210         1,815
RenaissanceRe Holdings Ltd.                                 32,807         1,748
SAFECO Corp.                                                59,478         3,807
StanCorp Financial Group, Inc.                              28,442         1,361

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
The Allstate Corp.                                         280,398        16,869
The Chubb Corp.                                            189,492         9,861
The Hartford Financial Services Group, Inc.                140,595        13,344
The Progressive Corp.                                      357,592         8,293
The St. Paul Travelers Cos., Inc.                          318,197        16,180
Torchmark Corp.                                             47,877         3,112
Transatlantic Holdings, Inc.                                32,429         2,036
Unitrin, Inc.                                               31,571         1,617
UnumProvident Corp. (a)                                    151,514         3,333
W. R. Berkley Corp.                                         94,725         3,134
Wesco Financial Corp.                                        3,565         1,725
White Mountains Insurance Group Ltd.                         3,613         2,094
XL Capital Ltd., Class A                                    80,467         5,552
                                                                     -----------
                                                                         419,130
MATERIALS 3.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             102,278         7,636
Airgas, Inc.                                                34,351         1,430
Alcoa, Inc.                                                376,020        12,146
Allegheny Technologies, Inc.                                29,252         3,027
Ashland, Inc.                                               32,240         2,242
Ball Corp.                                                  41,588         1,926
Bemis Co.                                                   31,149         1,056
Cabot Corp.                                                 14,616           654
Celanese Corp., Class A                                     73,143         1,920
Chemtura Corp.                                              36,747           423
Commercial Metals Co.                                       53,294         1,445
Crown Holdings, Inc. *                                      82,776         1,827
Cytec Industries, Inc.                                      14,200           827
E. I. du Pont de Nemours & Co.                             409,707        20,305
Eagle Materials, Inc.                                        3,490           172
Eastman Chemical Co.                                        37,591         2,201
Ecolab, Inc.                                               112,168         4,924
Florida Rock Industries, Inc.                               18,667           923
FMC Corp.                                                   25,076         1,952
Freeport-McMoRan Copper & Gold, Inc., Class B               87,017         5,004
Huntsman Corp. *                                            62,754         1,312
International Flavors & Fragrances, Inc. *                  43,608         2,114
International Paper Co.                                    208,907         7,040
Louisiana-Pacific Corp.                                     48,798         1,118
Lyondell Chemical Co.                                      110,057         3,480
Martin Marietta Materials, Inc.                             18,349         2,118
MeadWestvaco Corp.                                          84,883         2,558
Meridian Gold, Inc. *                                       45,756         1,337
Monsanto Co.                                               241,834        13,323
Nalco Holding Co. *                                         62,643         1,440
Newmont Mining Corp.                                       177,208         7,992
Nucor Corp.                                                150,276         9,699
Owens-Illinois, Inc. *                                      67,777         1,509
Packaging Corp. of America                                  49,530         1,131
Pactiv Corp. *                                              75,260         2,442
Phelps Dodge Corp.                                          87,834        10,856
PPG Industries, Inc.                                        73,206         4,853
Praxair, Inc.                                              148,528         9,366
Reliance Steel & Aluminum Co.                               33,322         1,388
Rohm & Haas Co.                                            110,401         5,748
Sealed Air Corp.                                            42,051         2,771
Sigma-Aldrich Corp.                                         48,608         1,845
Smurfit-Stone Container Corp. *                            112,330         1,213
Sonoco Products Co.                                         55,770         2,147
Southern Copper Corp. (a)                                  115,982         7,249
Temple-Inland, Inc.                                         58,208         2,907
The Dow Chemical Co.                                       430,556        17,885
The Lubrizol Corp.                                          38,960         2,007
The Mosaic Co. *                                           130,695         2,604
The Scotts Miracle-Gro Co., Class A                         14,668           786
Titanium Metals Corp. (a)*                                  40,816         1,259
Tronox, Inc., Class B                                           90             1
United States Steel Corp.                                   57,768         4,823
Valhi, Inc. (a)                                             16,058           438
Valspar Corp.                                               46,946         1,323
Vulcan Materials Co.                                        41,782         4,255
Westlake Chemical Corp. (a)                                 26,683           885
Weyerhaeuser Co.                                           104,715         7,854
                                                                     -----------
                                                                         225,116
MEDIA 4.1%
--------------------------------------------------------------------------------
Adelphia Communications, Class A *                          75,707             2
Belo Corp., Class A                                         40,900           766
Cablevision Systems Corp., Class A *                       127,910         3,874
CBS Corp., Class B                                         360,205        11,228
Clear Channel Communications, Inc.                         220,896         8,023
Clear Channel Outdoor Holdings, Inc., Class A *            108,217         3,130
Comcast Corp., Class A *                                   949,302        42,073
Discovery Holding Co., Class A *                            67,197         1,113
Dow Jones & Co., Inc. (a)                                   34,348         1,295
DreamWorks Animation SKG, Inc., Class A *                   45,845         1,292
EchoStar Communications Corp., Class A                     200,772         8,099
Gannett Co., Inc.                                          103,654         6,026
Getty Images, Inc. (a)*                                     24,937         1,228
Harte-Hanks, Inc.                                           34,016           922
Idearc, Inc. *                                              65,936         2,138
Interactive Data Corp.                                      13,830           324
John Wiley & Sons, Inc., Class A                            27,380         1,017
Lamar Advertising Co., Class A *                            44,170         2,928
Liberty Global, Inc., Class A *                            177,066         5,323
Liberty Media Holding Corp. - Capital, Series A *           47,961         4,906
Meredith Corp.                                              16,639           981
News Corp., Class A                                      1,415,628        32,913
Omnicom Group, Inc.                                         84,869         8,928
R.H. Donnelley Corp. (a)*                                   31,186         2,076
Regal Entertainment Group, Class A (a)                      42,691           961
Sirius Satellite Radio, Inc. (a)*                          442,485         1,633
The DIRECTV Group, Inc. *                                  580,345        14,155
The E.W. Scripps Co., Class A                               65,773         3,212
The Interpublic Group of Cos., Inc. (a)*                   172,664         2,272

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
The McClatchy Co., Class A (a)                              23,405           905
The McGraw-Hill Cos., Inc.                                 166,836        11,191
The New York Times Co., Class A (a)                         56,925         1,314
The Walt Disney Co.                                        907,502        31,917
Time Warner, Inc.                                        1,821,801        39,843
Tribune Co. (a)                                            105,700         3,228
Univision Communications, Inc., Class A *                  137,355         4,905
Viacom, Inc., Class B *                                    318,946        12,972
Warner Music Group Corp.                                    50,986         1,093
Washington Post, Class B                                     4,226         3,223
XM Satellite Radio Holdings, Inc., Class A *                51,979           739
                                                                     -----------
                                                                         284,168
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                        680,546        36,069
Abraxis Bioscience, Inc. (a)*                               47,356         1,238
Affymetrix, Inc. (a)*                                        1,490            37
Alkermes, Inc. *                                             7,142           107
Allergan, Inc.                                              63,081         7,362
Amgen, Inc. *                                              523,360        36,829
Amylin Pharmaceuticals, Inc. (a)*                           33,747         1,309
Applied Biosystems Group - Applera Corp.                   100,500         3,493
Barr Pharmaceuticals, Inc. *                                49,638         2,657
Biogen Idec, Inc. *                                        161,355         7,800
Bristol-Myers Squibb Co.                                   866,839        24,956
Celgene Corp. *                                            138,646         7,443
Cephalon, Inc. (a)*                                         27,000         1,955
Charles River Laboratories, Inc. *                          25,115         1,130
Covance, Inc. *                                             24,300         1,498
Eli Lilly and Co.                                          510,171        27,610
Endo Pharmaceutical Holdings, Inc. *                        59,028         1,813
Forest Laboratories, Inc. *                                150,046         8,419
Genentech, Inc. *                                          462,819        40,437
Genzyme Corp. *                                            119,131         7,830
Gilead Sciences, Inc. *                                    203,956        13,118
ImClone Systems, Inc. (a)*                                  23,380           689
Invitrogen Corp. *                                          21,302         1,304
Johnson & Johnson *                                      1,293,317        86,394
King Pharmaceuticals, Inc. *                               119,766         2,139
MedImmune, Inc. *                                           89,756         3,111
Merck & Co., Inc.                                          994,585        44,508
Millennium Pharmaceuticals, Inc. *                         141,504         1,571
Millipore Corp. *                                           22,874         1,566
Mylan Laboratories, Inc.                                    93,000         2,059
Neurocrine Biosciences, Inc. *                               4,383            61
PDL BioPharma, Inc. (a)*                                    23,895           490
PerkinElmer, Inc.                                           63,500         1,516
Pfizer, Inc.                                             3,227,810        84,698
Pharmaceutical Product Development, Inc. (PPD) *            47,746         1,647
Schering-Plough Corp. (b)*                                 680,516        17,013
Sepracor, Inc. *                                            43,869         2,503
Techne Corp. *                                              17,563         1,019
Thermo Fisher Scientific, Inc. *                           163,898         7,843
Vertex Pharmaceuticals, Inc. *                              21,412           757
Waters Corp. *                                              51,000         2,891
Watson Pharmaceuticals, Inc. *                              54,400         1,481
Wyeth                                                      598,983        29,596
                                                                     -----------
                                                                         527,966
REAL ESTATE 2.3%
--------------------------------------------------------------------------------
AMB Property Corp.                                          39,425         2,399
Apartment Investment & Management Co., Class A              43,665         2,735
Archstone-Smith Trust                                       97,600         6,169
AvalonBay Communities, Inc.                                 33,551         4,978
Boston Properties, Inc.                                     51,905         6,545
Brandywine Realty Trust                                     40,050         1,396
BRE Properties, Class A                                     23,424         1,626
Camden Property Trust                                       23,864         1,871
CapitalSource, Inc.                                         69,479         1,931
CB Richard Ellis Group, Inc., Class A *                    101,337         3,811
CBL & Associates Properties, Inc.                           29,241         1,372
Colonial Properties Trust                                   20,534         1,009
Crescent Real Estate Equity Co.                             45,568           914
Developers Diversified Realty Corp.                         48,900         3,282
Duke Realty Corp. (a)                                       65,937         2,909
Equity Office Properties Trust                             154,888         8,604
Equity Residential                                         132,472         7,456
Essex Property Trust, Inc.                                  10,517         1,518
Federal Realty Investment Trust                             24,196         2,260
Forest City Enterprises, Inc., Class A                      39,988         2,417
General Growth Properties, Inc.                            109,593         6,742
Health Care Property Investors, Inc.                        62,680         2,586
Health Care REIT, Inc. (a)                                  26,421         1,237
Hospitality Properties Trust                                33,081         1,614
Host Hotels & Resorts, Inc.                                224,534         5,944
HRPT Properties Trust (a)                                   88,774         1,156
iStar Financial, Inc.                                       51,293         2,572
Jones Lang LaSalle, Inc.                                    16,005         1,673
Kimco Realty Corp.                                         108,931         5,403
Liberty Media Holding Corp. - Capital                       40,104         2,075
Mack-Cali Realty Corp.                                      28,347         1,577
New Century Financial Corp. (a)                             23,820           721
New Plan Excel Realty Trust                                 47,173         1,374
Plum Creek Timber Co., Inc.                                 84,798         3,413
ProLogis                                                   111,861         7,271
Public Storage, Inc.                                        71,159         7,739
Rayonier, Inc.                                              34,923         1,509
Realogy Corp. *                                             94,247         2,818
Regency Centers Corp.                                       28,082         2,446
Simon Property Group, Inc.                                  97,678        11,173
SL Green Realty Corp.                                       22,602         3,313
The Macerich Co.                                            31,678         3,026
The Mills Corp. (a)*                                        24,745           536
The St. Joe Co. (a)                                         21,800         1,262
Thornburg Mortgage, Inc. (a)                                46,418         1,249
United Dominion Realty Trust, Inc.                          63,289         2,075

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Ventas, Inc.                                                47,419         2,193
Vornado Realty Trust                                        62,151         7,604
Weingarten Realty Investors                                 41,202         2,040
                                                                     -----------
                                                                         159,543
RETAILING 3.8%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                            34,819         2,769
Advance Auto Parts, Inc.                                    44,702         1,696
Amazon.com, Inc. (a)*                                      179,941         6,778
American Eagle Outfitters, Inc.                            115,385         3,736
AnnTaylor Stores Corp. *                                    32,337         1,116
AutoNation, Inc. *                                          91,966         2,065
AutoZone, Inc. *                                            32,733         4,112
Barnes & Noble, Inc.                                        23,118           900
Bed, Bath & Beyond, Inc. *                                 124,920         5,270
Best Buy Co., Inc. *                                       210,276        10,598
CarMax, Inc. *                                              33,400         1,918
Chico's FAS, Inc. (a)*                                      46,194           964
Circuit City Stores, Inc.                                   65,937         1,346
Claire's Stores, Inc.                                       41,419         1,425
Dillard's, Inc., Class A                                    35,164         1,207
Dollar General Corp.                                        98,205         1,664
Dollar Tree Stores, Inc. *                                  45,108         1,419
eBay, Inc. *                                               621,520        20,131
Expedia, Inc. *                                            148,709         3,190
Family Dollar Stores, Inc.                                  53,600         1,737
Federated Department Stores, Inc.                          235,276         9,762
Foot Locker, Inc.                                           67,009         1,504
GameStop Corp., Class A *                                   13,500           721
Genuine Parts Co.                                           75,430         3,584
IAC/InterActiveCorp. (a)*                                  145,260         5,578
J.C. Penney Co., Inc.                                      111,122         9,028
Kohl's Corp. *                                             152,165        10,790
Liberty Media Holding Corp. - Interactive *                      8            --
Limited Brands, Inc. *                                     174,523         4,876
Lowe's Cos., Inc.                                          676,546        22,806
Nordstrom, Inc. *                                          135,500         7,549
O'Reilly Automotive, Inc. *                                 24,566           858
Office Depot, Inc. *                                       136,330         5,097
PETsMART, Inc.                                              61,195         1,869
RadioShack Corp.                                            45,340         1,002
Ross Stores, Inc.                                           68,156         2,208
Saks, Inc.                                                  60,179         1,129
Sally Beauty Holdings, Inc. *                               31,550           278
Sears Holdings Corp. *                                      68,194        12,046
Staples, Inc.                                              318,070         8,181
Target Corp.                                               379,442        23,283
The Gap, Inc.                                              363,575         6,970
The Home Depot, Inc. *                                     914,295        37,248
The Sherwin-Williams Co.                                    62,790         4,339
The TJX Cos., Inc.                                         214,065         6,330
Tiffany & Co.                                               61,173         2,402
Tractor Supply Co. *                                         4,484           226
Urban Outfitters, Inc. *                                    33,496           817
Williams-Sonoma, Inc. (a)                                   39,121         1,369
                                                                     -----------
                                                                         265,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             196,331         3,053
Agere Systems, Inc. *                                       74,932         1,509
Altera Corp. *                                             160,319         3,214
Analog Devices, Inc.                                       151,274         4,954
Applied Materials, Inc.                                    637,489        11,303
Atmel Corp. *                                              172,417         1,031
Broadcom Corp., Class A *                                  226,725         7,237
Cypress Semiconductor Corp. *                               13,168           243
Fairchild Semiconductor International, Inc. *               59,000         1,051
Integrated Device Technology, Inc. *                       114,071         1,726
Intel Corp.                                              2,572,630        53,922
International Rectifier Corp. *                             23,542           983
Intersil Corp., Class A                                     82,067         1,934
KLA-Tencor Corp.                                            90,738         4,467
Lam Research Corp. *                                        60,600         2,776
Linear Technology Corp.                                    132,266         4,094
LSI Logic Corp. *                                          172,645         1,623
Marvell Technology Group Ltd. *                            261,462         4,782
Maxim Integrated Products, Inc.                            131,721         4,057
MEMC Electronic Materials, Inc. *                           96,877         5,076
Microchip Technology, Inc.                                  93,566         3,252
Micron Technology, Inc. *                                  301,400         3,903
National Semiconductor Corp.                               143,458         3,318
Novellus Systems, Inc. *                                    71,495         2,204
NVIDIA Corp. *                                             155,800         4,775
Rambus, Inc. (a)*                                           20,164           375
Silicon Laboratories, Inc. *                                24,236           778
Teradyne, Inc. *                                            89,557         1,335
Texas Instruments, Inc.                                    656,375        20,472
Verigy Ltd. *                                                   50             1
Xilinx, Inc.                                               145,705         3,541
                                                                     -----------
                                                                         162,989
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                    366,742        13,845
Activision, Inc. *                                         102,269         1,742
Acxiom Corp.                                                43,076           978
Adobe Systems, Inc. *                                      268,413        10,433
Affiliated Computer Services, Inc., Class A *               52,467         2,570
Akamai Technologies, Inc. *                                 39,209         2,203
Alliance Data Systems Corp. *                               31,271         2,124
Autodesk, Inc. *                                           102,272         4,471
Automatic Data Processing, Inc.                            254,551        12,147
BEA Systems, Inc. *                                        172,306         2,125
BMC Software, Inc. *                                       111,712         3,842
CA, Inc.                                                   254,981         6,260
Cadence Design Systems, Inc. *                             150,387         2,842
Ceridian Corp. *                                            61,500         1,843
CheckFree Corp. *                                           39,180         1,623
Citrix Systems, Inc. *                                      78,500         2,486
Cognizant Technology Solutions Corp., Class A *             59,383         5,065
Computer Sciences Corp. *                                   76,031         3,989
Compuware Corp. *                                          178,164         1,598
Convergys Corp. *                                           60,909         1,586

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
DST Systems, Inc. *                                         22,480         1,584
Electronic Arts, Inc. *                                    138,281         6,914
Electronic Data Systems Corp.                              251,895         6,627
Fair Isaac Corp.                                            31,051         1,236
Fidelity National Information Services, Inc.               102,270         4,349
First Data Corp.                                           337,990         8,402
Fiserv, Inc. *                                              87,289         4,589
Global Payments, Inc.                                       44,138         1,667
Google, Inc., Class A *                                    132,196        66,270
Hewitt Associates, Inc., Class A *                          51,138         1,378
Intuit, Inc. *                                             170,344         5,357
Iron Mountain, Inc. *                                       73,388         2,053
McAfee, Inc. *                                              78,229         2,289
Microsoft Corp.                                          4,360,588       134,568
MoneyGram International, Inc.                               37,761         1,133
NAVTEQ Corp. *                                              34,692         1,231
Novell, Inc. *                                             150,024         1,088
Oracle Corp. *                                           2,348,610        40,302
Paychex, Inc.                                              168,578         6,745
Red Hat, Inc. (a)*                                          84,383         1,918
Sabre Holdings Corp., Class A                               58,500         1,890
Salesforce.com, Inc. (a)*                                   25,321         1,110
Symantec Corp. *                                           414,974         7,349
Synopsys, Inc. *                                            85,000         2,261
Total System Services, Inc. (a)                             87,115         2,692
Unisys Corp. *                                             151,521         1,306
VeriSign, Inc. *                                            99,505         2,378
Western Union Co.                                          340,290         7,602
Yahoo! Inc. *                                              601,629        17,032
                                                                     -----------
                                                                         427,092
TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              43,267           698
ADTRAN, Inc.                                                28,105           623
Agilent Technologies, Inc. *                               195,031         6,241
Amphenol Corp., Class A                                     38,710         2,621
Andrew Corp. *                                              65,900           700
Apple, Inc. *                                              375,414        32,184
Arrow Electronics, Inc. *                                   45,400         1,600
Avaya, Inc. *                                              260,398         3,341
Avnet, Inc. *                                               66,746         2,072
AVX Corp. (a)                                              105,132         1,519
CDW Corp.                                                   31,200         2,002
Ciena Corp. *                                               37,753         1,061
Cisco Systems, Inc. *                                    2,716,615        72,235
Comverse Technology, Inc. *                                 92,867         1,797
Corning, Inc. *                                            679,563        14,162
Dell, Inc. *                                             1,007,899        24,442
Diebold, Inc.                                               25,318         1,174
Dolby Laboratories Inc., Class A *                          47,529         1,592
EMC Corp. *                                                974,124        13,628
F5 Networks, Inc. *                                          4,559           326
Harris Corp.                                                66,646         3,387
Hewlett-Packard Co.                                      1,235,718        53,482
Ingram Micro, Inc., Class A *                               34,851           680
International Business Machines Corp.                      673,990        66,826
Jabil Circuit, Inc.                                         86,900         2,085
JDS Uniphase Corp. *                                        81,305         1,446
Juniper Networks, Inc. *                                   206,894         3,749
Lexmark International, Inc., Class A *                      62,559         3,943
Molex, Inc.                                                 81,621         2,399
Motorola, Inc.                                           1,093,588        21,708
National Instruments Corp.                                  38,765         1,117
NCR Corp. *                                                 83,044         3,935
Network Appliance, Inc. *                                  158,900         5,975
QLogic Corp. *                                              73,400         1,343
QUALCOMM, Inc.                                             730,628        27,515
SanDisk Corp. *                                             69,258         2,784
Sanmina -- SCI Corp. *                                     240,427           842
Seagate Technology                                         220,237         5,966
Solectron Corp. *                                          399,405         1,298
Sun Microsystems, Inc. (b)*                              1,555,739        10,330
SunPower Corp., Class A (a)*                                22,992         1,019
Tech Data Corp. *                                           25,152           934
Tektronix, Inc.                                             46,217         1,307
Tellabs, Inc. *                                            201,275         2,027
Vishay Intertechnology, Inc. *                              81,450         1,070
Western Digital Corp. *                                     99,512         1,950
Xerox Corp. *                                              451,130         7,759
Zebra Technologies Corp., Class A (a)*                      20,225           701
                                                                     -----------
                                                                         421,595
TELECOMMUNICATION SERVICES 3.3%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               174,914        10,721
American Tower Corp., Class A *                            189,989         7,567
AT&T Corp. (b)                                           2,833,727       106,633
CenturyTel, Inc.                                            67,187         3,013
Citizens Communications Co.                                176,758         2,591
Crown Castle International Corp. *                         140,227         4,930
Leap Wireless International, Inc. *                         27,680         1,818
Level 3 Communications, Inc. (a)*                          365,340         2,269
NII Holdings, Inc. *                                        54,341         4,010
Qwest Communications International, Inc. (a)*              870,635         7,096
Sprint Nextel Corp. (b)                                  1,306,207        23,290
Telephone & Data Systems, Inc.                              53,101         2,971
United States Cellular Corp. *                              39,840         2,873
Verizon Communications, Inc.                             1,295,537        49,904
Windstream Corp.                                           180,848         2,691
                                                                     -----------
                                                                         232,377
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc.                                   15,426           763
AMR Corp. (a)*                                             100,651         3,729
Avis Budget Group, Inc.                                     44,258         1,127
Burlington Northern Santa Fe Corp.                         161,381        12,968
C.H. Robinson Worldwide, Inc.                               76,848         4,077
Con-way, Inc.                                               16,208           806
CSX Corp.                                                  192,542         7,084
Expeditors International of Washington, Inc.                84,098         3,590
FedEx Corp.                                                138,928        15,338
J.B. Hunt Transport Services, Inc.                          48,791         1,226

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Laidlaw International, Inc.                                 51,982         1,544
Landstar Systems, Inc.                                      26,430         1,118
Norfolk Southern Corp.                                     175,606         8,719
Ryder System, Inc.                                           8,764           478
Southwest Airlines Co.                                     347,688         5,250
UAL Corp. (a)*                                              49,067         2,120
Union Pacific Corp.                                        118,391        11,957
United Parcel Service, Inc., Class B                       479,825        34,682
US Airways Group, Inc. (a)*                                 38,548         2,158
UTI Worldwide, Inc.                                         43,080         1,310
YRC Worldwide, Inc. (a)*                                    24,091         1,068
                                                                     -----------
                                                                         121,112
UTILITIES 3.2%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                         17,800           700
Allegheny Energy, Inc. *                                    80,053         3,724
Alliant Energy Corp.                                        56,200         2,043
Ameren Corp.                                                71,685         3,807
American Electric Power Co., Inc.                          176,431         7,680
Aqua America, Inc. (a)                                      43,134           958
Atmos Energy Corp.                                          14,818           463
CenterPoint Energy, Inc. (a)                               114,911         1,983
CMS Energy Corp. *                                          83,533         1,394
Consolidated Edison, Inc. (a)                               96,706         4,669
Constellation Energy Group, Inc.                            79,041         5,734
Dominion Resources, Inc.                                   152,529        12,654
DPL, Inc. (a)                                               50,061         1,436
DTE Energy Co.                                              75,397         3,496
Duke Energy Corp.                                          543,943        10,710
Edison International                                       156,454         7,037
Energen Corp.                                               11,496           532
Energy East Corp. (a)                                       36,053           866
Entergy Corp.                                               91,022         8,451
Equitable Resources, Inc.                                   37,500         1,622
Exelon Corp.                                               296,656        17,796
FirstEnergy Corp.                                          149,370         8,862
FPL Group, Inc.                                            178,808        10,130
Hawaiian Electric Industries, Inc.                          18,448           494
KeySpan Corp.                                               80,439         3,282
MDU Resources Group, Inc.                                   44,617         1,153
Mirant Corp. *                                             113,702         3,886
National Fuel Gas Co. (a)                                   27,047         1,101
NiSource, Inc.                                             113,480         2,701
Northeast Utilities                                         45,314         1,253
NRG Energy, Inc. *                                          53,565         3,210
NSTAR                                                       21,712           725
OGE Energy Corp.                                            29,180         1,130
Oneok, Inc.                                                 32,162         1,380
Pepco Holdings, Inc.                                        83,974         2,148
PG&E Corp.                                                 162,137         7,569
Pinnacle West Capital Corp.                                 36,487         1,780
PPL Corp.                                                  168,211         5,988
Progress Energy, Inc.                                      109,085         5,186
Public Service Enterprise Group, Inc.                      109,961         7,371
Puget Energy, Inc.                                          46,219         1,135
Questar Corp.                                               35,560         2,888
Reliant Energy, Inc. *                                     111,797         1,664
SCANA Corp.                                                 32,431         1,321
Sempra Energy                                              108,478         6,224
Southern Union Co.                                          40,862         1,136
TECO Energy, Inc.                                           92,117         1,562
The AES Corp. (b)*                                         320,202         6,657
The Southern Co.                                           316,118        11,548
TXU Corp.                                                  213,364        11,539
UGI Corp.                                                   50,848         1,394
Wisconsin Energy Corp.                                      43,168         2,010
WPS Resources Corp. (a)                                     14,155           751
Xcel Energy, Inc. (a)                                      137,409         3,206
                                                                     -----------
                                                                         220,139
TOTAL COMMON STOCK
(COST $3,042,050)                                                      6,952,847

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                         96,995         5,627
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $3,599)                                                              5,627

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/07, due
   02/01/07 at 5%, with a maturity value of $26,316
   (fully collateralized by Fannie Mae with a value
   of $27,255).                                             26,312        26,312

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.93%, 03/15/07                                               5             5
   4.94%, 03/15/07                                             905           900
   4.99%, 03/15/07                                             250           248
                                                                     -----------
                                                                           1,153
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $27,465)                                                            27,465

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
WARRANT 0.0% OF NET ASSETS

Raytheon Co. *                                              12,506           207
                                                                     -----------
TOTAL WARRANT
(COST $--)                                                                   207

END OF INVESTMENTS.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.1% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                           213,249,984       213,250

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07, the tax basis cost of the fund's investments was $3,075,898, and the unrealized appreciation and depreciation were $4,026,622 and ($116,374), respectively, with a net unrealized appreciation of $3,910,248.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE        GAINS
FUTURES CONTRACTS

S&P 500 Index, e-mini, Long, expires
03/16/07                                          45        3,247             37
S&P 500 Index, Long expires 03/15/07              63       22,727            242
                                                                      ----------
                                                                             279

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)  Issuer is affiliated with the fund's adviser

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments -- Schwab 1000 Index Fund
              ---------------------------------------------

By:   /s/ Evelyn Dilsaver
   ---------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 20, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
   ---------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 20, 2007
      --------------

By:   /s/ George Pereira
   ---------------------------
      George Pereira
      Principal Financial Officer

Date: March 20, 2007
      --------------